Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Schedule of earnings per share

	2024	2023 (*)	2022 (*)
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	156,920	42,318	185,035
Weighted average number of ordinary shares outstanding	679,668,551	679,756,294	679,805,142
Basic earnings per share (Euros per share)	0.23	0.06	0.27

(*) Restated figures (Note 2.d)

	Number of shares
	2024	2023	2022
Issued shares outstanding at 1 January	679,092,279	679,469,076	679,598,330
Effect of treasury stock	576,272	287,218	206,812
Weighted average number of ordinary shares outstanding (basic)	679,668,551	679,756,294	679,805,142

	2024	2023(*)	2022(*)
Profit attributable to the Parent (Thousands of Euros)	156,920	42,318	185,035
Weighted average number of ordinary shares outstanding (diluted)	679,916,715	677,101,992	679,292,729
Diluted earnings per share (Euros per share)	0.23	0.06	0.27

(*) Restated figures (Note 2.d)

	Number of shares
	2024	2023	2022
Ordinary shares iddued at 1 January	679,092,279	679,469,076	679,598,330
Plans of rights over shares	248,164	(2,654,302)	(512,413)
Effect of treasury stock	576,272	287,218	206,812
Weighted average number of ordinary shares outstanding (diluted)	679,916,715	677,101,992	679,292,729